SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Dec. 31, 2024
Computers
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Peripheral Equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years